UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04632

The European Equity Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2013 (unaudited)

Shares	Description	Value(a)
INVESTMENTS IN GERMANY – 32.4%
	COMMON STOCKS – 27.4%
	AIR FREIGHT & LOGISTICS – 1.7%
44,000	Deutsche Post	$1,460,536
	AIRLINES – 2.0%
90,000	Deutsche Lufthansa*	1,755,574
	AUTOMOBILES – 3.2%
36,000	Daimler	2,806,970
	CHEMICALS – 4.4%
20,000	BASF	1,918,837
10,000	Linde	1,981,085
		3,899,922
	COMPUTERS & PERIPHERALS – 1.1%
15,000	Wincor Nixdorf	936,956
	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%
40,000	Deutsche Telekom	579,981
	INDUSTRIAL CONGLOMERATES – 2.5%
18,000	Siemens	2,169,288
	INSURANCE – 2.7%
15,000	Allianz	2,358,628
	INTERNET SOFTWARE & SERVICES – 2.1%
48,000	United Internet	1,818,701
	MEDIA – 2.5%
40,000	Axel Springer	2,225,202
	PERSONAL PRODUCTS – 1.4%
14,000	Beiersdorf	1,243,537
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.0%
90,000	Infineon Technologies	900,622
	TEXTILES, APPAREL & LUXURY GOODS – 2.2%
18,000	Adidas	1,952,992
	Total Common Stocks (cost $19,184,587)	24,108,909
Shares	Description	Value(a)
	PREFERRED STOCKS – 5.0%
	AUTOMOBILES – 2.4%
26,000	Bayerische Motoren Werke (cost $1,569,842)	$2,121,547
	HOUSEHOLD PRODUCTS – 2.6%
22,000	Henkel & Co. (cost $1,620,131)	2,267,611
	Total Preferred Stocks (cost $3,189,973)	4,389,158
	Total Investments in Germany (cost $22,374,560)	28,498,067
INVESTMENTS IN FRANCE – 19.8%
	AUTO COMPONENTS – 2.3%
18,000	Cie Generale des Etablissements Michelin	1,996,592
	AUTOMOBILES – 2.0%
22,000	Renault	1,754,370
	COMMERCIAL BANKS – 3.9%
120,000	Credit Agricole*	1,323,592
42,000	Societe Generale	2,093,211
		3,416,803
	COMMERCIAL SERVICES & SUPPLIES – 2.0%
15,000	Societe BIC	1,744,613
	DIVERSIFIED TELECOMMUNICATION SERVICES – 2.1%
80,000	Vivendi	1,840,893
	HEALTH CARE EQUIPMENT & SUPPLIES – 1.7%
14,000	Essilor International	1,506,112
	INSURANCE – 1.3%
50,000	AXA	1,158,678
	IT SERVICES – 1.9%
21,000	AtoS	1,640,525
	PHARMACEUTICALS – 2.6%
23,000	Sanofi	2,333,336
	Total Investments in France (cost $14,286,352)	17,391,922

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2013 (unaudited) (continued)

Shares	Description			Value(a)
INVESTMENTS IN SPAIN – 12.0%
	CONSTRUCTION & ENGINEERING – 1.8%
50,000	ACS Actividades de Construccion y Servicios			$1,590,010
	GAS UTILITIES – 2.3%
84,000	Enagas			2,059,110
	INSURANCE – 4.0%
52,000	Grupo Catalana Occidente			1,581,837
540,000	Mapfre			1,933,506
				3,515,343
	IT SERVICES – 1.7%
100,000	Indra Sistemas			1,500,022
	OIL, GAS & CONSUMABLE FUELS – 2.2%
76,000	Repsol YPF			1,884,602
	Total Investments in Spain (cost $8,470,871)			10,549,087
INVESTMENTS IN NETHERLANDS – 11.0%
	AEROSPACE & DEFENSE – 2.5%
34,000	EADS			2,166,784
	AIR FREIGHT & LOGISTICS – 1.4%
280,000	PostNL NV*			1,211,331
	CHEMICALS – 1.5%
18,000	Koninklijke DSM			1,358,667
	DIVERSIFIED FINANCIAL SERVICES – 1.5%
120,000	ING Groep*			1,356,069
	FOOD PRODUCTS – 2.6%
44,000	Nutreco			2,299,168
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.5%
13,090	AS	ML	Holding	1,293,077
	Total Investments in Netherlands (cost $6,842,763)			9,685,096
Shares	Description			Value(a)
INVESTMENTS IN UNITED KINGDOM – 8.1%
	COMMON STOCKS – 8.0%
	COMMERCIAL BANKS – 1.3%
260,000	Barclays			$1,117,665
	HEALTH CARE EQUIPMENT & SUPPLIES – 2.3%
160,000	Smith & Nephew			1,997,322
	HOUSEHOLD PRODUCTS – 2.1%
26,000	Reckitt Benckiser Group			1,902,766
	MULTILINE RETAIL – 2.3%
24,000	Next			2,005,093
	Total Common Stocks (cost $6,461,674)			7,022,846
	RIGHTS – 0.1%
	COMMERCIAL BANKS – 0.1%
65,000	Barclays PLC (cost $0)*			84,983
	Total Rights (cost $0)*			84,983
	Total Investments in United Kingdom (cost $6,461,674)			7,107,829
INVESTMENTS IN LUXEMBOURG – 3.7%
	MEDIA – 3.7%
10,000	RTL Group			1,015,035
80,000	SES			2,289,615
				3,304,650
	Total Investments in Luxembourg (cost $3,086,587)			3,304,650
INVESTMENTS IN FINLAND – 2.7%
	INSURANCE – 2.7%
56,000	Sampo			2,406,747
	Total Investments in Finland (cost $1,417,011)			2,406,747
INVESTMENTS IN SWEDEN – 2.6%
	COMMERCIAL SERVICES & SUPPLIES – 2.6%
200,000	Securitas			2,285,145
	Total Investments in Sweden (cost $1,822,584)			2,285,145

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2013 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN NORWAY – 1.9%
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.9%
74,000	Telenor ASA	$1,689,728
	Total Investments in Norway (cost $1,616,970)	1,689,728
INVESTMENTS IN ITALY – 1.6%
	OIL, GAS & CONSUMABLE FUELS – 1.6%
60,000	Eni†	1,376,204
	Total Investments in Italy (cost $1,389,289)	1,376,204
INVESTMENTS IN SWITZERLAND – 1.2%
	CHEMICALS – 1.2%
2,500	Syngenta	1,021,006
	Total Investments in Switzerland (cost $834,335)	1,021,006
	Total Investments in Common and Preferred Stocks and Rights – 97.0% (cost $68,602,996)	85,315,481
SECURITIES LENDING COLLATERAL – 1.6%
1,446,390	Daily Assets Fund Institutional, 0.09% (cost $1,446,390)(b)(c)	1,446,390
CASH EQUIVALENTS – 2.0%
1,733,216	Central Cash Management Fund, 0.05% (cost $1,733,216)(c)	1,733,216
Number of contracts
PUT OPTIONS PURCHASED – 1.2%
3,000	EURO STOXX 50 Index, Expiration: 12/20/2013 Exercise Price 2,500.00 (cost $832,770)	613,000
Number of contracts	Description	Value(a)
PUT OPTIONS PURCHASED – 1.2% (continued)
500	DAX Index, Expiration: 12/20/2013 Exercise Price 6,800.00 (cost $256,851)	$56,834
350	CAC 40 Index, Expiration: 12/20/2013 Exercise Price 3,200.00 (cost $189,934)	26,097
2,000	DAX Index, Expiration: 12/20/2013 Exercise Price 7,200.00 (cost $378,725)	378,896
	Total Investments in Purchased Options – 1.2% (cost $1,658,280)	1,074,827
	Total Investments – 101.8% (cost $73,440,882)**	89,569,914
	Other Assets and Liabilities, Net – (1.8%)	(1,572,653)
	NET ASSETS – 100.0%	$87,997,261

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.
**  The cost for federal income tax purposes was $73,440,885. At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $16,129,029. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,503,483 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,374,454.
†  All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2013 amounted to $1,362,442, which is 1.5% of net assets.
(a)  Value stated in U.S. dollars.
(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

THE EUROPEAN EQUITY FUND, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2013 (unaudited) (continued)

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.
Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Germany	$28,498,067	$—	$—	$28,498,067
France	17,391,922	—	—	17,391,922
Spain	10,549,087	—	—	10,549,087
Netherlands	9,685,096	—	—	9,685,096
United Kingdom	7,107,829	—	—	7,107,829
Luxembourg	3,304,650	—	—	3,304,650
Finland	2,406,747	—	—	2,406,747
Sweden	2,285,145	—	—	2,285,145
Norway	1,689,728	—	—	1,689,728
Italy	1,376,204	—	—	1,376,204
Switzerland	1,021,006	—	—	1,021,006
Purchased Options	1,074,827	—	—	26,097
Short-Term Instruments(1)	3,179,606	—	—	3,179,606
Total	$89,569,914	$—	$—	$89,569,914

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.

(1) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The European Equity Fund, Inc.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013